Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 3,399	$ 7,070	$ 5,100
Cost of revenues	1,563	4,312	3,594
Cost of revenues - amortization of intangible	771	772	772
Total cost of revenues	2,334	5,084	4,366
Gross profit	1,065	1,986	734
Research and development expenses, net	9,878	8,082	8,623
Sales and marketing expenses	6,597	5,469	4,259
General and administrative expenses	20,287	3,270	3,002
Operating loss	(35,697)	(14,835)	(15,150)
Finance income	446	8,765	54
Finance expense	13,243	2,283	392
Total comprehensive loss	$ (48,494)	$ (8,353)	$ (15,488)
Basic and diluted loss per share (USD) (after 1:50 reverse split effective June 29, 2020, see also note 11A) (in Dollars per share)	$ (1.13)	$ (2.38)	$ (8.40)